Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Non-current assets	$ 411,918	$ 416,454
Canada
Non-current assets
Non-current assets	571	791
United States
Non-current assets
Non-current assets		12,963
Argentina
Non-current assets
Non-current assets	$ 411,347	$ 402,700